SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Aug. 25, 2018	Dec. 31, 2017	Aug. 25, 2017	Dec. 31, 2016	May 25, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 3,981,239	$ 2,564,125		$ 1,364,652		$ 913,562
Restricted cash	296,322	296,322		246,322		$ 221,322
Investment in trading securities	887,143	471,723		270,309
Warrant liability	(137,313)	(115,793)	$ (11,147)	(1,000)	$ (17,112)		$ (70,712)
Fair value of financial assets and liabilities	5,027,391	3,216,377		1,880,283
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	3,981,239	2,564,125		1,364,652
Restricted cash	296,322	296,322		246,322
Investment in trading securities	887,143	471,723		270,309
Warrant liability	0	0		0
Fair value of financial assets and liabilities	5,164,704	3,332,170		1,881,283
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Investment in trading securities	0	0		0
Warrant liability	0	0		0
Fair value of financial assets and liabilities	0	0		0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Investment in trading securities	0	0		0
Warrant liability	(137,313)	(115,793)		(1,000)
Fair value of financial assets and liabilities	$ (137,313)	$ (115,793)		$ (1,000)